UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,049.50	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.30%
Actual		$ 1,000.00	$ 1,048.20	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.90%
Actual		$ 1,000.00	$ 1,045.30	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.83%
Actual		$ 1,000.00	$ 1,045.30	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,050.60	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class Z	.64%
Actual		$ 1,000.00	$ 1,052.10	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
TE Connectivity Ltd.	1.1	1.0
NXP Semiconductors NV	1.1	0.9
Spirit Airlines, Inc.	1.0	0.7
Foot Locker, Inc.	0.9	0.8
Fidelity National Information Services, Inc.	0.9	1.0
Jazz Pharmaceuticals PLC	0.9	1.0
Hanesbrands, Inc.	0.9	0.0
Fiserv, Inc.	0.9	1.1
Electronic Arts, Inc.	0.8	0.6
Arrow Electronics, Inc.	0.8	0.8
	9.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	21.0
Industrials	19.8	16.3
Consumer Discretionary	14.4	20.4
Health Care	10.9	11.8
Financials	10.0	15.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.7%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	12.7%	** Foreign investments	17.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 3.0%
BorgWarner, Inc.	53,840	$ 3,509,830
Delphi Automotive PLC	182,256	12,528,277
Gentex Corp.	264,557	7,695,963
Johnson Controls, Inc.	249,000	12,432,570
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	82,982
Tenneco, Inc. (a)	359,608	23,626,246
The Goodyear Tire & Rubber Co.	343,513	9,542,791
TRW Automotive Holdings Corp. (a)	133,410	11,942,863
Visteon Corp. (a)	133,046	12,906,792
		94,268,314
Automobiles - 0.6%
Harley-Davidson, Inc.	248,894	17,385,246
Distributors - 0.1%
LKQ Corp. (a)	126,700	3,381,623
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	131,449	4,519,217
Grand Canyon Education, Inc. (a)	143,597	6,601,154
		11,120,371
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	132,900	3,439,452
Brinker International, Inc.	456,048	22,186,735
Carnival Corp. unit	73,900	2,782,335
Jubilant Foodworks Ltd. (a)	26,477	576,578
Royal Caribbean Cruises Ltd.	201,672	11,212,963
Wyndham Worldwide Corp.	264,078	19,995,986
		60,194,049
Household Durables - 1.2%
Harman International Industries, Inc.	136,701	14,685,788
Iida Group Holdings Co. Ltd. (d)	322,256	4,897,819
Jarden Corp. (a)	53,346	3,166,085
NVR, Inc. (a)	6,170	7,099,202
PulteGroup, Inc.	342,500	6,904,800
		36,753,694
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	19,000	2,064,540
Leisure Products - 0.2%
Polaris Industries, Inc.	59,608	7,763,346
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.8%
Interpublic Group of Companies, Inc.	1,224,200	$ 23,884,142
Naspers Ltd. Class N	25,500	3,001,975
		26,886,117
Multiline Retail - 0.8%
Dollar General Corp. (a)	125,700	7,210,152
Dollar Tree, Inc. (a)	282,200	15,368,612
Macy's, Inc.	65,400	3,794,508
		26,373,272
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	69,600	9,390,432
ANN, Inc. (a)	107,900	4,439,006
Foot Locker, Inc.	575,333	29,180,890
Guess?, Inc.	33,312	899,424
Lithia Motors, Inc. Class A (sub. vtg.)	69,900	6,575,493
Murphy U.S.A., Inc. (a)	54,300	2,654,727
Signet Jewelers Ltd.	21,922	2,424,354
Urban Outfitters, Inc. (a)	555,500	18,809,230
Williams-Sonoma, Inc.	89,100	6,395,598
		80,769,154
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. (a)(d)	156,300	13,493,379
G-III Apparel Group Ltd. (a)	285,277	23,295,720
Hanesbrands, Inc.	276,900	27,258,036
Page Industries Ltd.	8,386	999,974
Ralph Lauren Corp.	124,500	20,005,905
VF Corp.	84,024	5,293,512
		90,346,526
TOTAL CONSUMER DISCRETIONARY		457,306,252
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	329,862	19,323,316
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	298,990	22,534,876
Kroger Co.	340,600	16,835,858
		39,370,734
Food Products - 1.2%
Archer Daniels Midland Co.	230,067	10,148,255
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Britannia Industries Ltd.	16,293	$ 273,557
Bunge Ltd.	167,330	12,656,841
Ingredion, Inc.	50,149	3,763,181
Keurig Green Mountain, Inc.	82,499	10,280,200
SunOpta, Inc. (a)	105,200	1,481,216
		38,603,250
TOTAL CONSUMER STAPLES		97,297,300
ENERGY - 8.8%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	234,600	12,311,808
Baker Hughes, Inc.	121,800	9,068,010
Halliburton Co.	335,600	23,830,956
National Oilwell Varco, Inc.	193,239	15,913,232
Noble Corp.	270,781	9,087,410
Oceaneering International, Inc.	29,100	2,273,583
		72,484,999
Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	173,768	17,484,536
Canadian Natural Resources Ltd.	287,400	13,205,775
Carrizo Oil & Gas, Inc. (a)	45,300	3,137,478
Chesapeake Energy Corp.	270,500	8,407,140
Cimarex Energy Co.	72,147	10,350,209
Continental Resources, Inc. (a)(d)	159,666	25,233,615
Denbury Resources, Inc.	87,000	1,606,020
Devon Energy Corp.	200,668	15,933,039
Diamondback Energy, Inc. (a)(d)	60,700	5,390,160
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	134,565	11,960,137
Energy XXI (Bermuda) Ltd. (d)	495,002	11,696,897
Newfield Exploration Co. (a)	416,600	18,413,720
Peabody Energy Corp.	354,015	5,788,145
Phillips 66 Co.	264,360	21,262,475
Suncor Energy, Inc.	353,100	15,056,511
Valero Energy Corp.	144,700	7,249,470
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc.	51,200	$ 1,922,560
Whiting Petroleum Corp. (a)	152,697	12,253,934
		206,351,822
TOTAL ENERGY		278,836,821
FINANCIALS - 9.8%
Banks - 1.9%
Boston Private Financial Holdings, Inc.	635,267	8,537,988
Comerica, Inc.	28,340	1,421,534
Commerce Bancshares, Inc.	24,818	1,154,037
East West Bancorp, Inc.	129,735	4,539,428
First Commonwealth Financial Corp.	189,710	1,749,126
Huntington Bancshares, Inc.	1,225,357	11,689,906
Lakeland Financial Corp.	165,186	6,303,498
M&T Bank Corp.	17,600	2,183,280
SunTrust Banks, Inc.	576,215	23,083,173
UMB Financial Corp.	6,100	386,679
		61,048,649
Capital Markets - 2.1%
Ameriprise Financial, Inc.	215,887	25,906,440
E*TRADE Financial Corp. (a)	74,500	1,583,870
Lazard Ltd. Class A	186,068	9,593,666
Raymond James Financial, Inc.	146,124	7,412,871
The Blackstone Group LP	645,464	21,584,316
		66,081,163
Consumer Finance - 0.9%
American Express Co.	138,215	13,112,457
Discover Financial Services	93,828	5,815,459
SLM Corp.	1,285,300	10,680,843
		29,608,759
Diversified Financial Services - 0.8%
CRISIL Ltd.	29,849	890,450
McGraw Hill Financial, Inc.	282,171	23,428,658
		24,319,108
Insurance - 1.3%
Brown & Brown, Inc.	125,800	3,863,318
Fidelity & Guaranty Life	68,700	1,644,678
Marsh & McLennan Companies, Inc.	366,815	19,008,353
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	144,158	$ 6,897,960
Reinsurance Group of America, Inc.	113,326	8,941,421
The Chubb Corp.	18,500	1,705,145
		42,060,875
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	257,565	6,704,417
Digital Realty Trust, Inc. (d)	117,800	6,870,096
Liberty Property Trust (SBI)	68,100	2,583,033
Mid-America Apartment Communities, Inc.	89,496	6,537,683
		22,695,229
Real Estate Management & Development - 2.0%
Altisource Asset Management Corp. (a)(d)	7,903	5,714,343
CBRE Group, Inc. (a)	815,091	26,115,516
Howard Hughes Corp. (a)	45,200	7,133,916
Jones Lang LaSalle, Inc.	185,131	23,398,707
		62,362,482
Thrifts & Mortgage Finance - 0.1%
Ladder Capital Corp. Class A	234,437	4,236,277
TOTAL FINANCIALS		312,412,542
HEALTH CARE - 10.9%
Biotechnology - 0.1%
United Therapeutics Corp. (a)	23,355	2,066,684
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,114,110	14,227,185
C.R. Bard, Inc.	105,979	15,156,057
Covidien PLC	94,400	8,512,992
Greatbatch, Inc. (a)	36,823	1,806,536
Hologic, Inc. (a)	591,700	14,999,595
Steris Corp.	257,100	13,749,708
Stryker Corp.	80,692	6,803,949
Trinity Biotech PLC sponsored ADR	94,037	2,165,672
		77,421,694
Health Care Providers & Services - 3.3%
Cardinal Health, Inc.	242,855	16,650,139
Community Health Systems, Inc. (a)	159,300	7,227,441
DaVita HealthCare Partners, Inc. (a)	94,000	6,798,080
HCA Holdings, Inc. (a)	220,555	12,434,891
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	67,200	$ 8,582,784
McKesson Corp.	125,706	23,407,714
MEDNAX, Inc. (a)	218,967	12,732,931
Molina Healthcare, Inc. (a)	85,000	3,793,550
Omnicare, Inc.	226,668	15,089,289
		106,716,819
Health Care Technology - 0.4%
MedAssets, Inc. (a)	522,900	11,943,036
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	305,795	17,564,865
Thermo Fisher Scientific, Inc.	146,930	17,337,740
		34,902,605
Pharmaceuticals - 3.6%
Actavis PLC (a)	104,194	23,240,472
Cadila Healthcare Ltd.	1	9
Jazz Pharmaceuticals PLC (a)	191,032	28,083,614
Mallinckrodt PLC (a)(d)	113,521	9,083,950
Mylan, Inc. (a)	135,816	7,002,673
Salix Pharmaceuticals Ltd. (a)	188,885	23,298,965
Teva Pharmaceutical Industries Ltd. sponsored ADR	454,082	23,802,978
		114,512,661
TOTAL HEALTH CARE		347,563,499
INDUSTRIALS - 19.8%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)	86,582	8,007,969
Curtiss-Wright Corp.	288,778	18,932,286
Esterline Technologies Corp. (a)	93,844	10,803,321
Huntington Ingalls Industries, Inc.	87,500	8,276,625
Textron, Inc.	683,663	26,177,456
		72,197,657
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	73,900	2,723,215
FedEx Corp.	148,346	22,456,617
Hub Group, Inc. Class A (a)	81,900	4,127,760
		29,307,592
Airlines - 1.5%
Delta Air Lines, Inc.	130,108	5,037,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	402,459	$ 10,810,049
Spirit Airlines, Inc. (a)	518,345	32,780,138
		48,627,969
Building Products - 0.4%
Lennox International, Inc.	123,589	11,069,867
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	687,100	21,897,877
Performant Financial Corp. (a)	249,832	2,523,303
Republic Services, Inc.	211,752	8,040,223
		32,461,403
Construction & Engineering - 1.9%
EMCOR Group, Inc.	472,121	21,023,548
Fluor Corp.	107,709	8,282,822
Granite Construction, Inc.	80,520	2,897,110
Jacobs Engineering Group, Inc. (a)	88,776	4,729,985
Primoris Services Corp.	207,403	5,981,503
Quanta Services, Inc. (a)	509,551	17,620,274
		60,535,242
Electrical Equipment - 0.7%
Acuity Brands, Inc.	30,000	4,147,500
EnerSys	169,387	11,652,132
Regal-Beloit Corp.	76,561	6,014,632
		21,814,264
Industrial Conglomerates - 0.5%
Max India Ltd.	68,471	328,617
Roper Industries, Inc.	99,356	14,506,970
		14,835,587
Machinery - 6.2%
Caterpillar, Inc.	212,763	23,120,955
Crane Co.	6,200	461,032
Cummins, Inc.	80,757	12,459,998
IDEX Corp.	38,754	3,128,998
Illinois Tool Works, Inc.	117,493	10,287,687
Ingersoll-Rand PLC	218,572	13,662,936
ITT Corp.	379,315	18,245,052
Kennametal, Inc.	53,598	2,480,515
Manitowoc Co., Inc.	600,543	19,733,843
Mueller Industries, Inc.	122,140	3,592,137
Pentair PLC	45,608	3,289,249
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Rexnord Corp. (a)	200,795	$ 5,652,379
Snap-On, Inc.	125,700	14,897,964
SPX Corp.	150,758	16,313,523
Terex Corp.	112,000	4,603,200
Valmont Industries, Inc.	89,223	13,557,435
WABCO Holdings, Inc. (a)	173,900	18,575,998
Wabtec Corp.	106,540	8,799,139
Woodward, Inc.	115,639	5,802,765
		198,664,805
Professional Services - 1.2%
Dun & Bradstreet Corp.	129,884	14,313,217
Huron Consulting Group, Inc. (a)	211,940	15,009,591
Manpower, Inc.	73,074	6,200,329
Towers Watson & Co.	28,310	2,950,751
		38,473,888
Road & Rail - 1.8%
Con-way, Inc.	321,403	16,201,925
J.B. Hunt Transport Services, Inc.	47,500	3,504,550
Roadrunner Transportation Systems, Inc. (a)	56,940	1,600,014
Ryder System, Inc.	198,134	17,453,624
Saia, Inc. (a)	88,817	3,901,731
Swift Transporation Co. (a)	613,900	15,488,697
		58,150,541
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	91,808	4,204,806
Air Lease Corp. Class A	614,088	23,691,515
GATX Corp.	108,998	7,296,326
MRC Global, Inc. (a)	256,000	7,242,240
Now, Inc.	65,009	2,353,976
W.W. Grainger, Inc.	1,300	330,551
		45,119,414
TOTAL INDUSTRIALS		631,258,229
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	1,086,645	9,997,134
F5 Networks, Inc. (a)	175,155	19,519,273
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	813,605	$ 19,965,867
Riverbed Technology, Inc. (a)	1,109,100	22,880,733
		72,363,007
Electronic Equipment & Components - 4.2%
Arrow Electronics, Inc. (a)	438,523	26,491,174
Avnet, Inc.	219,237	9,714,391
CDW Corp.	760,728	24,252,009
Flextronics International Ltd. (a)	438,151	4,850,332
Ingram Micro, Inc. Class A (a)	410,500	11,990,705
Jabil Circuit, Inc.	173,900	3,634,510
Knowles Corp. (a)	102,100	3,138,554
Methode Electronics, Inc. Class A	197,300	7,538,833
TE Connectivity Ltd.	549,840	34,002,109
Trimble Navigation Ltd. (a)	187,500	6,928,125
		132,540,742
Internet Software & Services - 0.9%
Conversant, Inc. (a)	123,290	3,131,566
Google, Inc.:
Class A (a)	600	350,802
Class C (a)	31,714	18,244,430
IAC/InterActiveCorp	33,200	2,298,436
Tencent Holdings Ltd.	241,000	3,675,449
		27,700,683
IT Services - 7.2%
Alliance Data Systems Corp. (a)	63,605	17,888,906
Broadridge Financial Solutions, Inc.	235,154	9,791,813
Cognizant Technology Solutions Corp. Class A (a)	225,300	11,019,423
Computer Sciences Corp.	289,885	18,320,732
Euronet Worldwide, Inc. (a)	106,500	5,137,560
Fidelity National Information Services, Inc.	517,143	28,308,408
Fiserv, Inc. (a)	451,094	27,209,990
FleetCor Technologies, Inc. (a)	142,464	18,776,755
Genpact Ltd. (a)	308,243	5,403,500
Global Payments, Inc.	333,771	24,315,217
Sapient Corp. (a)	886,321	14,402,716
Total System Services, Inc.	602,447	18,922,860
Vantiv, Inc. (a)	139,400	4,686,628
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WEX, Inc. (a)	26,100	$ 2,739,717
Xerox Corp.	1,801,115	22,405,871
		229,330,096
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	167,000	3,765,850
Atmel Corp. (a)	1,403,800	13,153,606
Avago Technologies Ltd.	34,531	2,488,649
Broadcom Corp. Class A	495,500	18,392,960
Fairchild Semiconductor International, Inc. (a)	820,100	12,793,560
Freescale Semiconductor, Inc. (a)(d)	867,312	20,381,832
Marvell Technology Group Ltd.	441,300	6,323,829
Microchip Technology, Inc. (d)	194,752	9,505,845
NVIDIA Corp.	690,143	12,795,251
NXP Semiconductors NV (a)	510,628	33,793,361
PMC-Sierra, Inc. (a)	1,684,517	12,819,174
RF Micro Devices, Inc. (a)	2,303,000	22,085,770
Semtech Corp. (a)	235,000	6,145,250
Skyworks Solutions, Inc.	107,174	5,032,891
		179,477,828
Software - 4.7%
Activision Blizzard, Inc.	470,840	10,499,732
Cadence Design Systems, Inc. (a)	1,178,500	20,611,965
Electronic Arts, Inc. (a)	751,910	26,971,012
Fair Isaac Corp.	69,000	4,399,440
Intuit, Inc.	171,106	13,779,166
Parametric Technology Corp. (a)	438,773	17,024,392
Rovi Corp. (a)	742,255	17,784,430
Synopsys, Inc. (a)	526,700	20,446,494
Verint Systems, Inc. (a)	390,709	19,164,276
		150,680,907
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	494,567	13,026,895
SanDisk Corp.	21,500	2,245,245
Super Micro Computer, Inc. (a)	431,156	10,895,312
		26,167,452
TOTAL INFORMATION TECHNOLOGY		818,260,715
Common Stocks - continued
	Shares	Value
MATERIALS - 5.2%
Chemicals - 3.6%
Albemarle Corp.	206,242	$ 14,746,303
Ashland, Inc.	19,557	2,126,628
Cabot Corp.	203,800	11,818,362
CF Industries Holdings, Inc.	14,200	3,415,526
Cytec Industries, Inc.	235,103	24,784,558
Ferro Corp. (a)	562,004	7,058,770
Huntsman Corp.	159,700	4,487,570
LyondellBasell Industries NV Class A	106,720	10,421,208
Methanex Corp.	191,500	11,839,422
PolyOne Corp.	508,257	21,417,950
		112,116,297
Containers & Packaging - 0.7%
Packaging Corp. of America	320,171	22,889,025
Metals & Mining - 0.8%
B2Gold Corp. (a)	1,756,500	5,119,456
Constellium NV (a)	416,061	13,338,916
New Gold, Inc. (a)	1,077,200	6,834,398
		25,292,770
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	136,600	3,912,224
TOTAL MATERIALS		164,210,316
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	383,292	18,754,478
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	11,882	310,239
TOTAL TELECOMMUNICATION SERVICES		19,064,717
UTILITIES - 0.2%
Electric Utilities - 0.1%
ITC Holdings Corp.	45,800	1,670,784
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	109,608	$ 3,814,358
TOTAL UTILITIES		5,485,142
TOTAL COMMON STOCKS (Cost $2,575,244,428)		3,131,695,533
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,429,133
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,847,389
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,276,522
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.11% (b)	11,650,470	11,650,470
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	51,585,905	51,585,905
TOTAL MONEY MARKET FUNDS (Cost $63,236,375)		63,236,375
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,643,149,850)		3,201,208,430
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(20,866,080)
NET ASSETS - 100%		$ 3,180,342,350
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,429,133 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,117
Fidelity Securities Lending Cash Central Fund	104,704
Total	$ 111,821
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 457,306,252	$ 452,408,433	$ 4,897,819	$ -
Consumer Staples	97,297,300	97,297,300	-	-
Energy	278,836,821	278,836,820	1	-
Financials	318,689,064	316,259,931	2,429,133	-
Health Care	347,563,499	347,563,499	-	-
Industrials	631,258,229	631,258,229	-	-
Information Technology	818,260,715	818,260,715	-	-
Materials	164,210,316	164,210,316	-	-
Telecommunication Services	19,064,717	19,064,717	-	-
Utilities	5,485,142	5,485,142	-	-
Money Market Funds	63,236,375	63,236,375	-	-
Total Investments in Securities:	$ 3,201,208,430	$ 3,193,881,477	$ 7,326,953	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
Ireland	2.8%
Bermuda	2.2%
Netherlands	1.9%
Canada	1.8%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,708,822) - See accompanying schedule: Unaffiliated issuers (cost $2,579,913,475)	$ 3,137,972,055
Fidelity Central Funds (cost $63,236,375)	63,236,375
Total Investments (cost $2,643,149,850)		$ 3,201,208,430
Cash		80,564
Foreign currency held at value (cost $41,639)		41,623
Receivable for investments sold		104,453,748
Receivable for fund shares sold		3,201,154
Dividends receivable		2,294,775
Distributions receivable from Fidelity Central Funds		25,864
Other receivables		70,193
Total assets		3,311,376,351

Liabilities
Payable for investments purchased	$ 71,826,159
Payable for fund shares redeemed	4,712,642
Accrued management fee	1,446,157
Distribution and service plan fees payable	676,692
Other affiliated payables	714,475
Other payables and accrued expenses	71,971
Collateral on securities loaned, at value	51,585,905
Total liabilities		131,034,001

Net Assets		$ 3,180,342,350
Net Assets consist of:
Paid in capital		$ 2,264,810,661
Accumulated net investment loss		(1,718,242)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		359,190,552
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		558,059,379
Net Assets		$ 3,180,342,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,026,849,712 ÷ 47,890,031 shares)	$ 21.44

Maximum offering price per share (100/94.25 of $21.44)	$ 22.75
Class T: Net Asset Value and redemption price per share ($455,120,054 ÷ 21,529,210 shares)	$ 21.14

Maximum offering price per share (100/96.50 of $21.14)	$ 21.91
Class B: Net Asset Value and offering price per share ($29,488,931 ÷ 1,463,592 shares)A	$ 20.15

Class C: Net Asset Value and offering price per share ($302,215,044 ÷ 15,013,037 shares)A	$ 20.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,351,255,820 ÷ 61,827,627 shares)	$ 21.86

Class Z: Net Asset Value, offering price and redemption price per share ($15,412,789 ÷ 705,817 shares)	$ 21.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 15,263,203
Income from Fidelity Central Funds		111,821
Total income		15,375,024

Expenses
Management fee	$ 8,584,753
Transfer agent fees	3,840,698
Distribution and service plan fees	4,055,471
Accounting and security lending fees	462,579
Custodian fees and expenses	98,859
Independent trustees' compensation	6,224
Registration fees	88,483
Audit	40,524
Legal	2,993
Interest	1,949
Miscellaneous	13,434
Total expenses before reductions	17,195,967
Expense reductions	(141,132)	17,054,835
Net investment income (loss)		(1,679,811)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	371,419,667
Foreign currency transactions	8,163
Total net realized gain (loss)		371,427,830
Change in net unrealized appreciation (depreciation) on: Investment securities	(219,414,126)
Assets and liabilities in foreign currencies	632
Total change in net unrealized appreciation (depreciation)		(219,413,494)
Net gain (loss)		152,014,336
Net increase (decrease) in net assets resulting from operations		$ 150,334,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,679,811)	$ 1,120,352
Net realized gain (loss)	371,427,830	438,652,251
Change in net unrealized appreciation (depreciation)	(219,413,494)	436,419,675
Net increase (decrease) in net assets resulting from operations	150,334,525	876,192,278
Distributions to shareholders from net investment income	-	(1,289,944)
Distributions to shareholders from net realized gain	(53,411,693)	(369,932,739)
Total distributions	(53,411,693)	(371,222,683)
Share transactions - net increase (decrease)	(132,765,821)	148,580,983
Total increase (decrease) in net assets	(35,842,989)	653,550,578

Net Assets
Beginning of period	3,216,185,339	2,562,634,761
End of period (including accumulated net investment loss of $1,718,242 and accumulated net investment loss of $38,431, respectively)	$ 3,180,342,350	$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07	(.05)	(.02)	-J
Net realized and unrealized gain (loss)	1.02	5.99	2.22	(1.83)	3.78	3.93
Total from investment operations	1.01	6.00	2.29	(1.88)	3.76	3.93
Distributions from net realized gain	(.35)	(2.65)	(.88)	-	(.03)	(.06)
Net asset value, end of period	$ 21.44	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Total ReturnB, C, D	4.95%	35.43%	14.41%	(10.50)%	26.56%	38.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.07%A	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of all reductions	1.06%A	1.09%	1.13%	1.15%	1.15%	1.17%
Net investment income (loss)	(.07)%A	.06%	.38%	(.27)%	(.13)%	-%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026,850	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.03	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	1.00	5.92	2.20	(1.83)	3.76	3.91
Total from investment operations	.97	5.89	2.23	(1.91)	3.71	3.88
Distributions from net realized gain	(.35)	(2.60)	(.88)	-	(.03)	(.03)
Net asset value, end of period	$ 21.14	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Total ReturnB, C, D	4.82%	35.23%	14.16%	(10.74)%	26.31%	37.82%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30%A	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.30%A	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.29%A	1.31%	1.33%	1.34%	1.37%	1.41%
Net investment income (loss)	(.31)%A	(.16)%	.18%	(.46)%	(.34)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 455,120	$ 461,205	$ 388,598	$ 420,604	$ 523,899	$ 416,952
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	.96	5.67	2.12	(1.77)	3.66	3.83
Total from investment operations	.87	5.53	2.06	(1.94)	3.53	3.74
Distributions from net realized gain	(.35)	(2.45)	(.88)	-	(.03)	-
Net asset value, end of period	$ 20.15	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Total ReturnB, C, D	4.53%	34.42%	13.52%	(11.21)%	25.58%	37.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.90%	1.91%	1.95%
Net investment income (loss)	(.90)%A	(.74)%	(.38)%	(1.02)%	(.88)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,489	$ 35,770	$ 43,996	$ 57,534	$ 83,330	$ 73,184
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	.95	5.67	2.13	(1.76)	3.67	3.83
Total from investment operations	.87	5.54	2.07	(1.93)	3.54	3.74
Distributions from net realized gain	(.35)	(2.51)	(.88)	-	(.03)	-
Net asset value, end of period	$ 20.13	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Total ReturnB, C, D	4.53%	34.47%	13.57%	(11.14)%	25.65%	37.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of fee waivers, if any	1.83%A	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of all reductions	1.82%A	1.84%	1.86%	1.86%	1.88%	1.93%
Net investment income (loss)	(.83)%A	(.69)%	(.35)%	(.98)%	(.85)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 302,215	$ 301,398	$ 233,542	$ 258,215	$ 299,688	$ 217,164
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Income from Investment Operations
Net investment income (loss) D	.01	.06	.11	-H	.02	.03
Net realized and unrealized gain (loss)	1.04	6.09	2.26	(1.87)	3.82	3.98
Total from investment operations	1.05	6.15	2.37	(1.87)	3.84	4.01
Distributions from net investment income	-	(.02)	(.04)	-	-	-
Distributions from net realized gain	(.35)	(2.67)	(.88)	-	(.03)	(.09)
Total distributions	(.35)	(2.69)	(.92)	-	(.03)	(.09)
Net asset value, end of period	$ 21.86	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Total ReturnB, C	5.06%	35.81%	14.67%	(10.32)%	26.86%	38.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.88%A	.89%	.90%	.90%	.90%	.95%
Expenses net of fee waivers, if any	.88%A	.89%	.90%	.90%	.90%	.95%
Expenses net of all reductions	.87%A	.88%	.88%	.89%	.90%	.94%
Net investment income (loss)	.12%A	.28%	.63%	(.02)%	.13%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,351,256	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940	$ 535,875
Portfolio turnover rateF	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.04	.04
Net realized and unrealized gain (loss)	1.04	2.26
Total from investment operations	1.08	2.30
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.35)	(2.44)
Total distributions	(.35)	(2.52)
Net asset value, end of period	$ 21.84	$ 21.11
Total ReturnB, C	5.21%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.65%A
Expenses net of fee waivers, if any	.64%A	.65%A
Expenses net of all reductions	.63%A	.64%A
Net investment income (loss)	.35%A	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,413	$ 12,172
Portfolio turnover rateF	166%A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 575,606,857
Gross unrealized depreciation	(22,673,846)
Net unrealized appreciation (depreciation) on securities and other investments	$ 552,933,011

Tax cost	$ 2,648,275,419

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,106,402)

The Fund acquired $5,106,402 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,577,128,764 and $2,788,553,030, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,280,907	$ 20,841
Class T	.25%	.25%	1,124,920	9,032
Class B	.75%	.25%	160,604	120,919
Class C	.75%	.25%	1,489,040	125,523
			$ 4,055,471	$ 276,315

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 92,447
Class T	15,425
Class B*	8,903
Class C*	5,607
$ 122,382

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,145,405.22
Class T	463,797.21
Class B	48,120.30
Class C	345,554.23
Institutional Class	1,834,911.28
Class Z	2,911.05
	$ 3,840,698

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,186 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,854,000.32%		$ 1,949

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,906 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $720,180. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $104,704, including $13,591 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $141,132 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013A
From net investment income
Institutional Class	-	1,249,112
Class Z	-	40,832
Total	$ -	$ 1,289,944
From net realized gain
Class A	$ 17,460,989	$ 125,442,051
Class T	7,772,294	52,991,988
Class B	609,076	4,308,484
Class C	5,374,677	34,687,156
Institutional Class	21,994,149	151,259,727
Class Z	200,508	1,243,333
Total	$ 53,411,693	$ 369,932,739

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Class A
Shares sold	2,943,219	7,210,037	$ 60,577,839	$ 143,776,708
Reinvestment of distributions	814,652	6,013,583	16,545,601	118,265,815
Shares redeemed	(7,804,648)	(14,639,553)	(160,505,565)	(290,306,598)
Net increase (decrease)	(4,046,777)	(1,415,933)	$ (83,382,125)	$ (28,264,075)
Class T
Shares sold	1,647,121	3,421,868	$ 33,424,720	$ 65,713,261
Reinvestment of distributions	370,447	2,594,670	7,423,733	50,391,644
Shares redeemed	(2,966,280)	(6,085,831)	(60,057,858)	(118,808,570)
Net increase (decrease)	(948,712)	(69,293)	$ (19,209,405)	$ (2,703,665)
Class B
Shares sold	10,517	52,062	$ 201,567	$ 993,754
Reinvestment of distributions	29,797	216,922	570,313	4,022,154
Shares redeemed	(398,928)	(1,104,943)	(7,714,604)	(20,537,133)
Net increase (decrease)	(358,614)	(835,959)	$ (6,942,724)	$ (15,521,225)
Class C
Shares sold	815,888	1,973,338	$ 15,776,001	$ 37,377,384
Reinvestment of distributions	254,334	1,679,447	4,862,883	31,189,689
Shares redeemed	(1,429,930)	(2,368,494)	(27,649,559)	(44,439,000)
Net increase (decrease)	(359,708)	1,284,291	$ (7,010,675)	$ 24,128,073
Institutional Class
Shares sold	7,298,933	15,290,294	$ 153,000,071	$ 308,652,024
Reinvestment of distributions	987,816	7,025,405	20,427,898	140,724,124
Shares redeemed	(9,147,132)	(14,242,562)	(192,352,689)	(291,398,892)
Net increase (decrease)	(860,383)	8,073,137	$ (18,924,720)	$ 157,977,256
Class Z
Shares sold	181,611	526,962	$ 3,804,315	$ 12,000,131
Reinvestment of distributions	9,710	63,857	200,508	1,284,165
Shares redeemed	(61,996)	(14,327)	(1,300,995)	(319,677)
Net increase (decrease)	129,325	576,492	$ 2,703,828	$ 12,964,619

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPI-USAN-0814
1.801447.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,049.50	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.30%
Actual		$ 1,000.00	$ 1,048.20	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.90%
Actual		$ 1,000.00	$ 1,045.30	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.83%
Actual		$ 1,000.00	$ 1,045.30	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,050.60	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class Z	.64%
Actual		$ 1,000.00	$ 1,052.10	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
TE Connectivity Ltd.	1.1	1.0
NXP Semiconductors NV	1.1	0.9
Spirit Airlines, Inc.	1.0	0.7
Foot Locker, Inc.	0.9	0.8
Fidelity National Information Services, Inc.	0.9	1.0
Jazz Pharmaceuticals PLC	0.9	1.0
Hanesbrands, Inc.	0.9	0.0
Fiserv, Inc.	0.9	1.1
Electronic Arts, Inc.	0.8	0.6
Arrow Electronics, Inc.	0.8	0.8
	9.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	21.0
Industrials	19.8	16.3
Consumer Discretionary	14.4	20.4
Health Care	10.9	11.8
Financials	10.0	15.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.7%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	12.7%	** Foreign investments	17.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 3.0%
BorgWarner, Inc.	53,840	$ 3,509,830
Delphi Automotive PLC	182,256	12,528,277
Gentex Corp.	264,557	7,695,963
Johnson Controls, Inc.	249,000	12,432,570
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	82,982
Tenneco, Inc. (a)	359,608	23,626,246
The Goodyear Tire & Rubber Co.	343,513	9,542,791
TRW Automotive Holdings Corp. (a)	133,410	11,942,863
Visteon Corp. (a)	133,046	12,906,792
		94,268,314
Automobiles - 0.6%
Harley-Davidson, Inc.	248,894	17,385,246
Distributors - 0.1%
LKQ Corp. (a)	126,700	3,381,623
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	131,449	4,519,217
Grand Canyon Education, Inc. (a)	143,597	6,601,154
		11,120,371
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	132,900	3,439,452
Brinker International, Inc.	456,048	22,186,735
Carnival Corp. unit	73,900	2,782,335
Jubilant Foodworks Ltd. (a)	26,477	576,578
Royal Caribbean Cruises Ltd.	201,672	11,212,963
Wyndham Worldwide Corp.	264,078	19,995,986
		60,194,049
Household Durables - 1.2%
Harman International Industries, Inc.	136,701	14,685,788
Iida Group Holdings Co. Ltd. (d)	322,256	4,897,819
Jarden Corp. (a)	53,346	3,166,085
NVR, Inc. (a)	6,170	7,099,202
PulteGroup, Inc.	342,500	6,904,800
		36,753,694
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	19,000	2,064,540
Leisure Products - 0.2%
Polaris Industries, Inc.	59,608	7,763,346
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.8%
Interpublic Group of Companies, Inc.	1,224,200	$ 23,884,142
Naspers Ltd. Class N	25,500	3,001,975
		26,886,117
Multiline Retail - 0.8%
Dollar General Corp. (a)	125,700	7,210,152
Dollar Tree, Inc. (a)	282,200	15,368,612
Macy's, Inc.	65,400	3,794,508
		26,373,272
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	69,600	9,390,432
ANN, Inc. (a)	107,900	4,439,006
Foot Locker, Inc.	575,333	29,180,890
Guess?, Inc.	33,312	899,424
Lithia Motors, Inc. Class A (sub. vtg.)	69,900	6,575,493
Murphy U.S.A., Inc. (a)	54,300	2,654,727
Signet Jewelers Ltd.	21,922	2,424,354
Urban Outfitters, Inc. (a)	555,500	18,809,230
Williams-Sonoma, Inc.	89,100	6,395,598
		80,769,154
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. (a)(d)	156,300	13,493,379
G-III Apparel Group Ltd. (a)	285,277	23,295,720
Hanesbrands, Inc.	276,900	27,258,036
Page Industries Ltd.	8,386	999,974
Ralph Lauren Corp.	124,500	20,005,905
VF Corp.	84,024	5,293,512
		90,346,526
TOTAL CONSUMER DISCRETIONARY		457,306,252
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	329,862	19,323,316
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	298,990	22,534,876
Kroger Co.	340,600	16,835,858
		39,370,734
Food Products - 1.2%
Archer Daniels Midland Co.	230,067	10,148,255
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Britannia Industries Ltd.	16,293	$ 273,557
Bunge Ltd.	167,330	12,656,841
Ingredion, Inc.	50,149	3,763,181
Keurig Green Mountain, Inc.	82,499	10,280,200
SunOpta, Inc. (a)	105,200	1,481,216
		38,603,250
TOTAL CONSUMER STAPLES		97,297,300
ENERGY - 8.8%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	234,600	12,311,808
Baker Hughes, Inc.	121,800	9,068,010
Halliburton Co.	335,600	23,830,956
National Oilwell Varco, Inc.	193,239	15,913,232
Noble Corp.	270,781	9,087,410
Oceaneering International, Inc.	29,100	2,273,583
		72,484,999
Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	173,768	17,484,536
Canadian Natural Resources Ltd.	287,400	13,205,775
Carrizo Oil & Gas, Inc. (a)	45,300	3,137,478
Chesapeake Energy Corp.	270,500	8,407,140
Cimarex Energy Co.	72,147	10,350,209
Continental Resources, Inc. (a)(d)	159,666	25,233,615
Denbury Resources, Inc.	87,000	1,606,020
Devon Energy Corp.	200,668	15,933,039
Diamondback Energy, Inc. (a)(d)	60,700	5,390,160
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	134,565	11,960,137
Energy XXI (Bermuda) Ltd. (d)	495,002	11,696,897
Newfield Exploration Co. (a)	416,600	18,413,720
Peabody Energy Corp.	354,015	5,788,145
Phillips 66 Co.	264,360	21,262,475
Suncor Energy, Inc.	353,100	15,056,511
Valero Energy Corp.	144,700	7,249,470
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc.	51,200	$ 1,922,560
Whiting Petroleum Corp. (a)	152,697	12,253,934
		206,351,822
TOTAL ENERGY		278,836,821
FINANCIALS - 9.8%
Banks - 1.9%
Boston Private Financial Holdings, Inc.	635,267	8,537,988
Comerica, Inc.	28,340	1,421,534
Commerce Bancshares, Inc.	24,818	1,154,037
East West Bancorp, Inc.	129,735	4,539,428
First Commonwealth Financial Corp.	189,710	1,749,126
Huntington Bancshares, Inc.	1,225,357	11,689,906
Lakeland Financial Corp.	165,186	6,303,498
M&T Bank Corp.	17,600	2,183,280
SunTrust Banks, Inc.	576,215	23,083,173
UMB Financial Corp.	6,100	386,679
		61,048,649
Capital Markets - 2.1%
Ameriprise Financial, Inc.	215,887	25,906,440
E*TRADE Financial Corp. (a)	74,500	1,583,870
Lazard Ltd. Class A	186,068	9,593,666
Raymond James Financial, Inc.	146,124	7,412,871
The Blackstone Group LP	645,464	21,584,316
		66,081,163
Consumer Finance - 0.9%
American Express Co.	138,215	13,112,457
Discover Financial Services	93,828	5,815,459
SLM Corp.	1,285,300	10,680,843
		29,608,759
Diversified Financial Services - 0.8%
CRISIL Ltd.	29,849	890,450
McGraw Hill Financial, Inc.	282,171	23,428,658
		24,319,108
Insurance - 1.3%
Brown & Brown, Inc.	125,800	3,863,318
Fidelity & Guaranty Life	68,700	1,644,678
Marsh & McLennan Companies, Inc.	366,815	19,008,353
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	144,158	$ 6,897,960
Reinsurance Group of America, Inc.	113,326	8,941,421
The Chubb Corp.	18,500	1,705,145
		42,060,875
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	257,565	6,704,417
Digital Realty Trust, Inc. (d)	117,800	6,870,096
Liberty Property Trust (SBI)	68,100	2,583,033
Mid-America Apartment Communities, Inc.	89,496	6,537,683
		22,695,229
Real Estate Management & Development - 2.0%
Altisource Asset Management Corp. (a)(d)	7,903	5,714,343
CBRE Group, Inc. (a)	815,091	26,115,516
Howard Hughes Corp. (a)	45,200	7,133,916
Jones Lang LaSalle, Inc.	185,131	23,398,707
		62,362,482
Thrifts & Mortgage Finance - 0.1%
Ladder Capital Corp. Class A	234,437	4,236,277
TOTAL FINANCIALS		312,412,542
HEALTH CARE - 10.9%
Biotechnology - 0.1%
United Therapeutics Corp. (a)	23,355	2,066,684
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,114,110	14,227,185
C.R. Bard, Inc.	105,979	15,156,057
Covidien PLC	94,400	8,512,992
Greatbatch, Inc. (a)	36,823	1,806,536
Hologic, Inc. (a)	591,700	14,999,595
Steris Corp.	257,100	13,749,708
Stryker Corp.	80,692	6,803,949
Trinity Biotech PLC sponsored ADR	94,037	2,165,672
		77,421,694
Health Care Providers & Services - 3.3%
Cardinal Health, Inc.	242,855	16,650,139
Community Health Systems, Inc. (a)	159,300	7,227,441
DaVita HealthCare Partners, Inc. (a)	94,000	6,798,080
HCA Holdings, Inc. (a)	220,555	12,434,891
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	67,200	$ 8,582,784
McKesson Corp.	125,706	23,407,714
MEDNAX, Inc. (a)	218,967	12,732,931
Molina Healthcare, Inc. (a)	85,000	3,793,550
Omnicare, Inc.	226,668	15,089,289
		106,716,819
Health Care Technology - 0.4%
MedAssets, Inc. (a)	522,900	11,943,036
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	305,795	17,564,865
Thermo Fisher Scientific, Inc.	146,930	17,337,740
		34,902,605
Pharmaceuticals - 3.6%
Actavis PLC (a)	104,194	23,240,472
Cadila Healthcare Ltd.	1	9
Jazz Pharmaceuticals PLC (a)	191,032	28,083,614
Mallinckrodt PLC (a)(d)	113,521	9,083,950
Mylan, Inc. (a)	135,816	7,002,673
Salix Pharmaceuticals Ltd. (a)	188,885	23,298,965
Teva Pharmaceutical Industries Ltd. sponsored ADR	454,082	23,802,978
		114,512,661
TOTAL HEALTH CARE		347,563,499
INDUSTRIALS - 19.8%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)	86,582	8,007,969
Curtiss-Wright Corp.	288,778	18,932,286
Esterline Technologies Corp. (a)	93,844	10,803,321
Huntington Ingalls Industries, Inc.	87,500	8,276,625
Textron, Inc.	683,663	26,177,456
		72,197,657
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	73,900	2,723,215
FedEx Corp.	148,346	22,456,617
Hub Group, Inc. Class A (a)	81,900	4,127,760
		29,307,592
Airlines - 1.5%
Delta Air Lines, Inc.	130,108	5,037,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	402,459	$ 10,810,049
Spirit Airlines, Inc. (a)	518,345	32,780,138
		48,627,969
Building Products - 0.4%
Lennox International, Inc.	123,589	11,069,867
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	687,100	21,897,877
Performant Financial Corp. (a)	249,832	2,523,303
Republic Services, Inc.	211,752	8,040,223
		32,461,403
Construction & Engineering - 1.9%
EMCOR Group, Inc.	472,121	21,023,548
Fluor Corp.	107,709	8,282,822
Granite Construction, Inc.	80,520	2,897,110
Jacobs Engineering Group, Inc. (a)	88,776	4,729,985
Primoris Services Corp.	207,403	5,981,503
Quanta Services, Inc. (a)	509,551	17,620,274
		60,535,242
Electrical Equipment - 0.7%
Acuity Brands, Inc.	30,000	4,147,500
EnerSys	169,387	11,652,132
Regal-Beloit Corp.	76,561	6,014,632
		21,814,264
Industrial Conglomerates - 0.5%
Max India Ltd.	68,471	328,617
Roper Industries, Inc.	99,356	14,506,970
		14,835,587
Machinery - 6.2%
Caterpillar, Inc.	212,763	23,120,955
Crane Co.	6,200	461,032
Cummins, Inc.	80,757	12,459,998
IDEX Corp.	38,754	3,128,998
Illinois Tool Works, Inc.	117,493	10,287,687
Ingersoll-Rand PLC	218,572	13,662,936
ITT Corp.	379,315	18,245,052
Kennametal, Inc.	53,598	2,480,515
Manitowoc Co., Inc.	600,543	19,733,843
Mueller Industries, Inc.	122,140	3,592,137
Pentair PLC	45,608	3,289,249
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Rexnord Corp. (a)	200,795	$ 5,652,379
Snap-On, Inc.	125,700	14,897,964
SPX Corp.	150,758	16,313,523
Terex Corp.	112,000	4,603,200
Valmont Industries, Inc.	89,223	13,557,435
WABCO Holdings, Inc. (a)	173,900	18,575,998
Wabtec Corp.	106,540	8,799,139
Woodward, Inc.	115,639	5,802,765
		198,664,805
Professional Services - 1.2%
Dun & Bradstreet Corp.	129,884	14,313,217
Huron Consulting Group, Inc. (a)	211,940	15,009,591
Manpower, Inc.	73,074	6,200,329
Towers Watson & Co.	28,310	2,950,751
		38,473,888
Road & Rail - 1.8%
Con-way, Inc.	321,403	16,201,925
J.B. Hunt Transport Services, Inc.	47,500	3,504,550
Roadrunner Transportation Systems, Inc. (a)	56,940	1,600,014
Ryder System, Inc.	198,134	17,453,624
Saia, Inc. (a)	88,817	3,901,731
Swift Transporation Co. (a)	613,900	15,488,697
		58,150,541
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	91,808	4,204,806
Air Lease Corp. Class A	614,088	23,691,515
GATX Corp.	108,998	7,296,326
MRC Global, Inc. (a)	256,000	7,242,240
Now, Inc.	65,009	2,353,976
W.W. Grainger, Inc.	1,300	330,551
		45,119,414
TOTAL INDUSTRIALS		631,258,229
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	1,086,645	9,997,134
F5 Networks, Inc. (a)	175,155	19,519,273
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	813,605	$ 19,965,867
Riverbed Technology, Inc. (a)	1,109,100	22,880,733
		72,363,007
Electronic Equipment & Components - 4.2%
Arrow Electronics, Inc. (a)	438,523	26,491,174
Avnet, Inc.	219,237	9,714,391
CDW Corp.	760,728	24,252,009
Flextronics International Ltd. (a)	438,151	4,850,332
Ingram Micro, Inc. Class A (a)	410,500	11,990,705
Jabil Circuit, Inc.	173,900	3,634,510
Knowles Corp. (a)	102,100	3,138,554
Methode Electronics, Inc. Class A	197,300	7,538,833
TE Connectivity Ltd.	549,840	34,002,109
Trimble Navigation Ltd. (a)	187,500	6,928,125
		132,540,742
Internet Software & Services - 0.9%
Conversant, Inc. (a)	123,290	3,131,566
Google, Inc.:
Class A (a)	600	350,802
Class C (a)	31,714	18,244,430
IAC/InterActiveCorp	33,200	2,298,436
Tencent Holdings Ltd.	241,000	3,675,449
		27,700,683
IT Services - 7.2%
Alliance Data Systems Corp. (a)	63,605	17,888,906
Broadridge Financial Solutions, Inc.	235,154	9,791,813
Cognizant Technology Solutions Corp. Class A (a)	225,300	11,019,423
Computer Sciences Corp.	289,885	18,320,732
Euronet Worldwide, Inc. (a)	106,500	5,137,560
Fidelity National Information Services, Inc.	517,143	28,308,408
Fiserv, Inc. (a)	451,094	27,209,990
FleetCor Technologies, Inc. (a)	142,464	18,776,755
Genpact Ltd. (a)	308,243	5,403,500
Global Payments, Inc.	333,771	24,315,217
Sapient Corp. (a)	886,321	14,402,716
Total System Services, Inc.	602,447	18,922,860
Vantiv, Inc. (a)	139,400	4,686,628
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WEX, Inc. (a)	26,100	$ 2,739,717
Xerox Corp.	1,801,115	22,405,871
		229,330,096
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	167,000	3,765,850
Atmel Corp. (a)	1,403,800	13,153,606
Avago Technologies Ltd.	34,531	2,488,649
Broadcom Corp. Class A	495,500	18,392,960
Fairchild Semiconductor International, Inc. (a)	820,100	12,793,560
Freescale Semiconductor, Inc. (a)(d)	867,312	20,381,832
Marvell Technology Group Ltd.	441,300	6,323,829
Microchip Technology, Inc. (d)	194,752	9,505,845
NVIDIA Corp.	690,143	12,795,251
NXP Semiconductors NV (a)	510,628	33,793,361
PMC-Sierra, Inc. (a)	1,684,517	12,819,174
RF Micro Devices, Inc. (a)	2,303,000	22,085,770
Semtech Corp. (a)	235,000	6,145,250
Skyworks Solutions, Inc.	107,174	5,032,891
		179,477,828
Software - 4.7%
Activision Blizzard, Inc.	470,840	10,499,732
Cadence Design Systems, Inc. (a)	1,178,500	20,611,965
Electronic Arts, Inc. (a)	751,910	26,971,012
Fair Isaac Corp.	69,000	4,399,440
Intuit, Inc.	171,106	13,779,166
Parametric Technology Corp. (a)	438,773	17,024,392
Rovi Corp. (a)	742,255	17,784,430
Synopsys, Inc. (a)	526,700	20,446,494
Verint Systems, Inc. (a)	390,709	19,164,276
		150,680,907
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	494,567	13,026,895
SanDisk Corp.	21,500	2,245,245
Super Micro Computer, Inc. (a)	431,156	10,895,312
		26,167,452
TOTAL INFORMATION TECHNOLOGY		818,260,715
Common Stocks - continued
	Shares	Value
MATERIALS - 5.2%
Chemicals - 3.6%
Albemarle Corp.	206,242	$ 14,746,303
Ashland, Inc.	19,557	2,126,628
Cabot Corp.	203,800	11,818,362
CF Industries Holdings, Inc.	14,200	3,415,526
Cytec Industries, Inc.	235,103	24,784,558
Ferro Corp. (a)	562,004	7,058,770
Huntsman Corp.	159,700	4,487,570
LyondellBasell Industries NV Class A	106,720	10,421,208
Methanex Corp.	191,500	11,839,422
PolyOne Corp.	508,257	21,417,950
		112,116,297
Containers & Packaging - 0.7%
Packaging Corp. of America	320,171	22,889,025
Metals & Mining - 0.8%
B2Gold Corp. (a)	1,756,500	5,119,456
Constellium NV (a)	416,061	13,338,916
New Gold, Inc. (a)	1,077,200	6,834,398
		25,292,770
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	136,600	3,912,224
TOTAL MATERIALS		164,210,316
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	383,292	18,754,478
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	11,882	310,239
TOTAL TELECOMMUNICATION SERVICES		19,064,717
UTILITIES - 0.2%
Electric Utilities - 0.1%
ITC Holdings Corp.	45,800	1,670,784
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	109,608	$ 3,814,358
TOTAL UTILITIES		5,485,142
TOTAL COMMON STOCKS (Cost $2,575,244,428)		3,131,695,533
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,429,133
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,847,389
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,276,522
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.11% (b)	11,650,470	11,650,470
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	51,585,905	51,585,905
TOTAL MONEY MARKET FUNDS (Cost $63,236,375)		63,236,375
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,643,149,850)		3,201,208,430
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(20,866,080)
NET ASSETS - 100%		$ 3,180,342,350
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,429,133 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,117
Fidelity Securities Lending Cash Central Fund	104,704
Total	$ 111,821
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 457,306,252	$ 452,408,433	$ 4,897,819	$ -
Consumer Staples	97,297,300	97,297,300	-	-
Energy	278,836,821	278,836,820	1	-
Financials	318,689,064	316,259,931	2,429,133	-
Health Care	347,563,499	347,563,499	-	-
Industrials	631,258,229	631,258,229	-	-
Information Technology	818,260,715	818,260,715	-	-
Materials	164,210,316	164,210,316	-	-
Telecommunication Services	19,064,717	19,064,717	-	-
Utilities	5,485,142	5,485,142	-	-
Money Market Funds	63,236,375	63,236,375	-	-
Total Investments in Securities:	$ 3,201,208,430	$ 3,193,881,477	$ 7,326,953	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
Ireland	2.8%
Bermuda	2.2%
Netherlands	1.9%
Canada	1.8%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,708,822) - See accompanying schedule: Unaffiliated issuers (cost $2,579,913,475)	$ 3,137,972,055
Fidelity Central Funds (cost $63,236,375)	63,236,375
Total Investments (cost $2,643,149,850)		$ 3,201,208,430
Cash		80,564
Foreign currency held at value (cost $41,639)		41,623
Receivable for investments sold		104,453,748
Receivable for fund shares sold		3,201,154
Dividends receivable		2,294,775
Distributions receivable from Fidelity Central Funds		25,864
Other receivables		70,193
Total assets		3,311,376,351

Liabilities
Payable for investments purchased	$ 71,826,159
Payable for fund shares redeemed	4,712,642
Accrued management fee	1,446,157
Distribution and service plan fees payable	676,692
Other affiliated payables	714,475
Other payables and accrued expenses	71,971
Collateral on securities loaned, at value	51,585,905
Total liabilities		131,034,001

Net Assets		$ 3,180,342,350
Net Assets consist of:
Paid in capital		$ 2,264,810,661
Accumulated net investment loss		(1,718,242)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		359,190,552
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		558,059,379
Net Assets		$ 3,180,342,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,026,849,712 ÷ 47,890,031 shares)	$ 21.44

Maximum offering price per share (100/94.25 of $21.44)	$ 22.75
Class T: Net Asset Value and redemption price per share ($455,120,054 ÷ 21,529,210 shares)	$ 21.14

Maximum offering price per share (100/96.50 of $21.14)	$ 21.91
Class B: Net Asset Value and offering price per share ($29,488,931 ÷ 1,463,592 shares)A	$ 20.15

Class C: Net Asset Value and offering price per share ($302,215,044 ÷ 15,013,037 shares)A	$ 20.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,351,255,820 ÷ 61,827,627 shares)	$ 21.86

Class Z: Net Asset Value, offering price and redemption price per share ($15,412,789 ÷ 705,817 shares)	$ 21.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 15,263,203
Income from Fidelity Central Funds		111,821
Total income		15,375,024

Expenses
Management fee	$ 8,584,753
Transfer agent fees	3,840,698
Distribution and service plan fees	4,055,471
Accounting and security lending fees	462,579
Custodian fees and expenses	98,859
Independent trustees' compensation	6,224
Registration fees	88,483
Audit	40,524
Legal	2,993
Interest	1,949
Miscellaneous	13,434
Total expenses before reductions	17,195,967
Expense reductions	(141,132)	17,054,835
Net investment income (loss)		(1,679,811)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	371,419,667
Foreign currency transactions	8,163
Total net realized gain (loss)		371,427,830
Change in net unrealized appreciation (depreciation) on: Investment securities	(219,414,126)
Assets and liabilities in foreign currencies	632
Total change in net unrealized appreciation (depreciation)		(219,413,494)
Net gain (loss)		152,014,336
Net increase (decrease) in net assets resulting from operations		$ 150,334,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,679,811)	$ 1,120,352
Net realized gain (loss)	371,427,830	438,652,251
Change in net unrealized appreciation (depreciation)	(219,413,494)	436,419,675
Net increase (decrease) in net assets resulting from operations	150,334,525	876,192,278
Distributions to shareholders from net investment income	-	(1,289,944)
Distributions to shareholders from net realized gain	(53,411,693)	(369,932,739)
Total distributions	(53,411,693)	(371,222,683)
Share transactions - net increase (decrease)	(132,765,821)	148,580,983
Total increase (decrease) in net assets	(35,842,989)	653,550,578

Net Assets
Beginning of period	3,216,185,339	2,562,634,761
End of period (including accumulated net investment loss of $1,718,242 and accumulated net investment loss of $38,431, respectively)	$ 3,180,342,350	$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07	(.05)	(.02)	-J
Net realized and unrealized gain (loss)	1.02	5.99	2.22	(1.83)	3.78	3.93
Total from investment operations	1.01	6.00	2.29	(1.88)	3.76	3.93
Distributions from net realized gain	(.35)	(2.65)	(.88)	-	(.03)	(.06)
Net asset value, end of period	$ 21.44	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Total ReturnB, C, D	4.95%	35.43%	14.41%	(10.50)%	26.56%	38.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.07%A	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of all reductions	1.06%A	1.09%	1.13%	1.15%	1.15%	1.17%
Net investment income (loss)	(.07)%A	.06%	.38%	(.27)%	(.13)%	-%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026,850	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.03	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	1.00	5.92	2.20	(1.83)	3.76	3.91
Total from investment operations	.97	5.89	2.23	(1.91)	3.71	3.88
Distributions from net realized gain	(.35)	(2.60)	(.88)	-	(.03)	(.03)
Net asset value, end of period	$ 21.14	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Total ReturnB, C, D	4.82%	35.23%	14.16%	(10.74)%	26.31%	37.82%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30%A	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.30%A	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.29%A	1.31%	1.33%	1.34%	1.37%	1.41%
Net investment income (loss)	(.31)%A	(.16)%	.18%	(.46)%	(.34)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 455,120	$ 461,205	$ 388,598	$ 420,604	$ 523,899	$ 416,952
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	.96	5.67	2.12	(1.77)	3.66	3.83
Total from investment operations	.87	5.53	2.06	(1.94)	3.53	3.74
Distributions from net realized gain	(.35)	(2.45)	(.88)	-	(.03)	-
Net asset value, end of period	$ 20.15	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Total ReturnB, C, D	4.53%	34.42%	13.52%	(11.21)%	25.58%	37.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.90%	1.91%	1.95%
Net investment income (loss)	(.90)%A	(.74)%	(.38)%	(1.02)%	(.88)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,489	$ 35,770	$ 43,996	$ 57,534	$ 83,330	$ 73,184
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	.95	5.67	2.13	(1.76)	3.67	3.83
Total from investment operations	.87	5.54	2.07	(1.93)	3.54	3.74
Distributions from net realized gain	(.35)	(2.51)	(.88)	-	(.03)	-
Net asset value, end of period	$ 20.13	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Total ReturnB, C, D	4.53%	34.47%	13.57%	(11.14)%	25.65%	37.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of fee waivers, if any	1.83%A	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of all reductions	1.82%A	1.84%	1.86%	1.86%	1.88%	1.93%
Net investment income (loss)	(.83)%A	(.69)%	(.35)%	(.98)%	(.85)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 302,215	$ 301,398	$ 233,542	$ 258,215	$ 299,688	$ 217,164
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Income from Investment Operations
Net investment income (loss) D	.01	.06	.11	-H	.02	.03
Net realized and unrealized gain (loss)	1.04	6.09	2.26	(1.87)	3.82	3.98
Total from investment operations	1.05	6.15	2.37	(1.87)	3.84	4.01
Distributions from net investment income	-	(.02)	(.04)	-	-	-
Distributions from net realized gain	(.35)	(2.67)	(.88)	-	(.03)	(.09)
Total distributions	(.35)	(2.69)	(.92)	-	(.03)	(.09)
Net asset value, end of period	$ 21.86	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Total ReturnB, C	5.06%	35.81%	14.67%	(10.32)%	26.86%	38.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.88%A	.89%	.90%	.90%	.90%	.95%
Expenses net of fee waivers, if any	.88%A	.89%	.90%	.90%	.90%	.95%
Expenses net of all reductions	.87%A	.88%	.88%	.89%	.90%	.94%
Net investment income (loss)	.12%A	.28%	.63%	(.02)%	.13%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,351,256	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940	$ 535,875
Portfolio turnover rateF	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.04	.04
Net realized and unrealized gain (loss)	1.04	2.26
Total from investment operations	1.08	2.30
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.35)	(2.44)
Total distributions	(.35)	(2.52)
Net asset value, end of period	$ 21.84	$ 21.11
Total ReturnB, C	5.21%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.65%A
Expenses net of fee waivers, if any	.64%A	.65%A
Expenses net of all reductions	.63%A	.64%A
Net investment income (loss)	.35%A	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,413	$ 12,172
Portfolio turnover rateF	166%A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 575,606,857
Gross unrealized depreciation	(22,673,846)
Net unrealized appreciation (depreciation) on securities and other investments	$ 552,933,011

Tax cost	$ 2,648,275,419

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,106,402)

The Fund acquired $5,106,402 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,577,128,764 and $2,788,553,030, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,280,907	$ 20,841
Class T	.25%	.25%	1,124,920	9,032
Class B	.75%	.25%	160,604	120,919
Class C	.75%	.25%	1,489,040	125,523
			$ 4,055,471	$ 276,315

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 92,447
Class T	15,425
Class B*	8,903
Class C*	5,607
$ 122,382

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,145,405.22
Class T	463,797.21
Class B	48,120.30
Class C	345,554.23
Institutional Class	1,834,911.28
Class Z	2,911.05
	$ 3,840,698

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,186 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,854,000.32%		$ 1,949

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,906 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $720,180. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $104,704, including $13,591 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $141,132 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013A
From net investment income
Institutional Class	-	1,249,112
Class Z	-	40,832
Total	$ -	$ 1,289,944
From net realized gain
Class A	$ 17,460,989	$ 125,442,051
Class T	7,772,294	52,991,988
Class B	609,076	4,308,484
Class C	5,374,677	34,687,156
Institutional Class	21,994,149	151,259,727
Class Z	200,508	1,243,333
Total	$ 53,411,693	$ 369,932,739

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Class A
Shares sold	2,943,219	7,210,037	$ 60,577,839	$ 143,776,708
Reinvestment of distributions	814,652	6,013,583	16,545,601	118,265,815
Shares redeemed	(7,804,648)	(14,639,553)	(160,505,565)	(290,306,598)
Net increase (decrease)	(4,046,777)	(1,415,933)	$ (83,382,125)	$ (28,264,075)
Class T
Shares sold	1,647,121	3,421,868	$ 33,424,720	$ 65,713,261
Reinvestment of distributions	370,447	2,594,670	7,423,733	50,391,644
Shares redeemed	(2,966,280)	(6,085,831)	(60,057,858)	(118,808,570)
Net increase (decrease)	(948,712)	(69,293)	$ (19,209,405)	$ (2,703,665)
Class B
Shares sold	10,517	52,062	$ 201,567	$ 993,754
Reinvestment of distributions	29,797	216,922	570,313	4,022,154
Shares redeemed	(398,928)	(1,104,943)	(7,714,604)	(20,537,133)
Net increase (decrease)	(358,614)	(835,959)	$ (6,942,724)	$ (15,521,225)
Class C
Shares sold	815,888	1,973,338	$ 15,776,001	$ 37,377,384
Reinvestment of distributions	254,334	1,679,447	4,862,883	31,189,689
Shares redeemed	(1,429,930)	(2,368,494)	(27,649,559)	(44,439,000)
Net increase (decrease)	(359,708)	1,284,291	$ (7,010,675)	$ 24,128,073
Institutional Class
Shares sold	7,298,933	15,290,294	$ 153,000,071	$ 308,652,024
Reinvestment of distributions	987,816	7,025,405	20,427,898	140,724,124
Shares redeemed	(9,147,132)	(14,242,562)	(192,352,689)	(291,398,892)
Net increase (decrease)	(860,383)	8,073,137	$ (18,924,720)	$ 157,977,256
Class Z
Shares sold	181,611	526,962	$ 3,804,315	$ 12,000,131
Reinvestment of distributions	9,710	63,857	200,508	1,284,165
Shares redeemed	(61,996)	(14,327)	(1,300,995)	(319,677)
Net increase (decrease)	129,325	576,492	$ 2,703,828	$ 12,964,619

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMP-USAN-0814
1.801445.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class Z

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,049.50	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.30%
Actual		$ 1,000.00	$ 1,048.20	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.90%
Actual		$ 1,000.00	$ 1,045.30	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.83%
Actual		$ 1,000.00	$ 1,045.30	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,050.60	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class Z	.64%
Actual		$ 1,000.00	$ 1,052.10	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
TE Connectivity Ltd.	1.1	1.0
NXP Semiconductors NV	1.1	0.9
Spirit Airlines, Inc.	1.0	0.7
Foot Locker, Inc.	0.9	0.8
Fidelity National Information Services, Inc.	0.9	1.0
Jazz Pharmaceuticals PLC	0.9	1.0
Hanesbrands, Inc.	0.9	0.0
Fiserv, Inc.	0.9	1.1
Electronic Arts, Inc.	0.8	0.6
Arrow Electronics, Inc.	0.8	0.8
	9.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.7	21.0
Industrials	19.8	16.3
Consumer Discretionary	14.4	20.4
Health Care	10.9	11.8
Financials	10.0	15.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.7%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	12.7%	** Foreign investments	17.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 3.0%
BorgWarner, Inc.	53,840	$ 3,509,830
Delphi Automotive PLC	182,256	12,528,277
Gentex Corp.	264,557	7,695,963
Johnson Controls, Inc.	249,000	12,432,570
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	82,982
Tenneco, Inc. (a)	359,608	23,626,246
The Goodyear Tire & Rubber Co.	343,513	9,542,791
TRW Automotive Holdings Corp. (a)	133,410	11,942,863
Visteon Corp. (a)	133,046	12,906,792
		94,268,314
Automobiles - 0.6%
Harley-Davidson, Inc.	248,894	17,385,246
Distributors - 0.1%
LKQ Corp. (a)	126,700	3,381,623
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	131,449	4,519,217
Grand Canyon Education, Inc. (a)	143,597	6,601,154
		11,120,371
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	132,900	3,439,452
Brinker International, Inc.	456,048	22,186,735
Carnival Corp. unit	73,900	2,782,335
Jubilant Foodworks Ltd. (a)	26,477	576,578
Royal Caribbean Cruises Ltd.	201,672	11,212,963
Wyndham Worldwide Corp.	264,078	19,995,986
		60,194,049
Household Durables - 1.2%
Harman International Industries, Inc.	136,701	14,685,788
Iida Group Holdings Co. Ltd. (d)	322,256	4,897,819
Jarden Corp. (a)	53,346	3,166,085
NVR, Inc. (a)	6,170	7,099,202
PulteGroup, Inc.	342,500	6,904,800
		36,753,694
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	19,000	2,064,540
Leisure Products - 0.2%
Polaris Industries, Inc.	59,608	7,763,346
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.8%
Interpublic Group of Companies, Inc.	1,224,200	$ 23,884,142
Naspers Ltd. Class N	25,500	3,001,975
		26,886,117
Multiline Retail - 0.8%
Dollar General Corp. (a)	125,700	7,210,152
Dollar Tree, Inc. (a)	282,200	15,368,612
Macy's, Inc.	65,400	3,794,508
		26,373,272
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	69,600	9,390,432
ANN, Inc. (a)	107,900	4,439,006
Foot Locker, Inc.	575,333	29,180,890
Guess?, Inc.	33,312	899,424
Lithia Motors, Inc. Class A (sub. vtg.)	69,900	6,575,493
Murphy U.S.A., Inc. (a)	54,300	2,654,727
Signet Jewelers Ltd.	21,922	2,424,354
Urban Outfitters, Inc. (a)	555,500	18,809,230
Williams-Sonoma, Inc.	89,100	6,395,598
		80,769,154
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. (a)(d)	156,300	13,493,379
G-III Apparel Group Ltd. (a)	285,277	23,295,720
Hanesbrands, Inc.	276,900	27,258,036
Page Industries Ltd.	8,386	999,974
Ralph Lauren Corp.	124,500	20,005,905
VF Corp.	84,024	5,293,512
		90,346,526
TOTAL CONSUMER DISCRETIONARY		457,306,252
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	329,862	19,323,316
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	298,990	22,534,876
Kroger Co.	340,600	16,835,858
		39,370,734
Food Products - 1.2%
Archer Daniels Midland Co.	230,067	10,148,255
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Britannia Industries Ltd.	16,293	$ 273,557
Bunge Ltd.	167,330	12,656,841
Ingredion, Inc.	50,149	3,763,181
Keurig Green Mountain, Inc.	82,499	10,280,200
SunOpta, Inc. (a)	105,200	1,481,216
		38,603,250
TOTAL CONSUMER STAPLES		97,297,300
ENERGY - 8.8%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	234,600	12,311,808
Baker Hughes, Inc.	121,800	9,068,010
Halliburton Co.	335,600	23,830,956
National Oilwell Varco, Inc.	193,239	15,913,232
Noble Corp.	270,781	9,087,410
Oceaneering International, Inc.	29,100	2,273,583
		72,484,999
Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	173,768	17,484,536
Canadian Natural Resources Ltd.	287,400	13,205,775
Carrizo Oil & Gas, Inc. (a)	45,300	3,137,478
Chesapeake Energy Corp.	270,500	8,407,140
Cimarex Energy Co.	72,147	10,350,209
Continental Resources, Inc. (a)(d)	159,666	25,233,615
Denbury Resources, Inc.	87,000	1,606,020
Devon Energy Corp.	200,668	15,933,039
Diamondback Energy, Inc. (a)(d)	60,700	5,390,160
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	134,565	11,960,137
Energy XXI (Bermuda) Ltd. (d)	495,002	11,696,897
Newfield Exploration Co. (a)	416,600	18,413,720
Peabody Energy Corp.	354,015	5,788,145
Phillips 66 Co.	264,360	21,262,475
Suncor Energy, Inc.	353,100	15,056,511
Valero Energy Corp.	144,700	7,249,470
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc.	51,200	$ 1,922,560
Whiting Petroleum Corp. (a)	152,697	12,253,934
		206,351,822
TOTAL ENERGY		278,836,821
FINANCIALS - 9.8%
Banks - 1.9%
Boston Private Financial Holdings, Inc.	635,267	8,537,988
Comerica, Inc.	28,340	1,421,534
Commerce Bancshares, Inc.	24,818	1,154,037
East West Bancorp, Inc.	129,735	4,539,428
First Commonwealth Financial Corp.	189,710	1,749,126
Huntington Bancshares, Inc.	1,225,357	11,689,906
Lakeland Financial Corp.	165,186	6,303,498
M&T Bank Corp.	17,600	2,183,280
SunTrust Banks, Inc.	576,215	23,083,173
UMB Financial Corp.	6,100	386,679
		61,048,649
Capital Markets - 2.1%
Ameriprise Financial, Inc.	215,887	25,906,440
E*TRADE Financial Corp. (a)	74,500	1,583,870
Lazard Ltd. Class A	186,068	9,593,666
Raymond James Financial, Inc.	146,124	7,412,871
The Blackstone Group LP	645,464	21,584,316
		66,081,163
Consumer Finance - 0.9%
American Express Co.	138,215	13,112,457
Discover Financial Services	93,828	5,815,459
SLM Corp.	1,285,300	10,680,843
		29,608,759
Diversified Financial Services - 0.8%
CRISIL Ltd.	29,849	890,450
McGraw Hill Financial, Inc.	282,171	23,428,658
		24,319,108
Insurance - 1.3%
Brown & Brown, Inc.	125,800	3,863,318
Fidelity & Guaranty Life	68,700	1,644,678
Marsh & McLennan Companies, Inc.	366,815	19,008,353
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	144,158	$ 6,897,960
Reinsurance Group of America, Inc.	113,326	8,941,421
The Chubb Corp.	18,500	1,705,145
		42,060,875
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	257,565	6,704,417
Digital Realty Trust, Inc. (d)	117,800	6,870,096
Liberty Property Trust (SBI)	68,100	2,583,033
Mid-America Apartment Communities, Inc.	89,496	6,537,683
		22,695,229
Real Estate Management & Development - 2.0%
Altisource Asset Management Corp. (a)(d)	7,903	5,714,343
CBRE Group, Inc. (a)	815,091	26,115,516
Howard Hughes Corp. (a)	45,200	7,133,916
Jones Lang LaSalle, Inc.	185,131	23,398,707
		62,362,482
Thrifts & Mortgage Finance - 0.1%
Ladder Capital Corp. Class A	234,437	4,236,277
TOTAL FINANCIALS		312,412,542
HEALTH CARE - 10.9%
Biotechnology - 0.1%
United Therapeutics Corp. (a)	23,355	2,066,684
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,114,110	14,227,185
C.R. Bard, Inc.	105,979	15,156,057
Covidien PLC	94,400	8,512,992
Greatbatch, Inc. (a)	36,823	1,806,536
Hologic, Inc. (a)	591,700	14,999,595
Steris Corp.	257,100	13,749,708
Stryker Corp.	80,692	6,803,949
Trinity Biotech PLC sponsored ADR	94,037	2,165,672
		77,421,694
Health Care Providers & Services - 3.3%
Cardinal Health, Inc.	242,855	16,650,139
Community Health Systems, Inc. (a)	159,300	7,227,441
DaVita HealthCare Partners, Inc. (a)	94,000	6,798,080
HCA Holdings, Inc. (a)	220,555	12,434,891
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	67,200	$ 8,582,784
McKesson Corp.	125,706	23,407,714
MEDNAX, Inc. (a)	218,967	12,732,931
Molina Healthcare, Inc. (a)	85,000	3,793,550
Omnicare, Inc.	226,668	15,089,289
		106,716,819
Health Care Technology - 0.4%
MedAssets, Inc. (a)	522,900	11,943,036
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	305,795	17,564,865
Thermo Fisher Scientific, Inc.	146,930	17,337,740
		34,902,605
Pharmaceuticals - 3.6%
Actavis PLC (a)	104,194	23,240,472
Cadila Healthcare Ltd.	1	9
Jazz Pharmaceuticals PLC (a)	191,032	28,083,614
Mallinckrodt PLC (a)(d)	113,521	9,083,950
Mylan, Inc. (a)	135,816	7,002,673
Salix Pharmaceuticals Ltd. (a)	188,885	23,298,965
Teva Pharmaceutical Industries Ltd. sponsored ADR	454,082	23,802,978
		114,512,661
TOTAL HEALTH CARE		347,563,499
INDUSTRIALS - 19.8%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)	86,582	8,007,969
Curtiss-Wright Corp.	288,778	18,932,286
Esterline Technologies Corp. (a)	93,844	10,803,321
Huntington Ingalls Industries, Inc.	87,500	8,276,625
Textron, Inc.	683,663	26,177,456
		72,197,657
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	73,900	2,723,215
FedEx Corp.	148,346	22,456,617
Hub Group, Inc. Class A (a)	81,900	4,127,760
		29,307,592
Airlines - 1.5%
Delta Air Lines, Inc.	130,108	5,037,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	402,459	$ 10,810,049
Spirit Airlines, Inc. (a)	518,345	32,780,138
		48,627,969
Building Products - 0.4%
Lennox International, Inc.	123,589	11,069,867
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	687,100	21,897,877
Performant Financial Corp. (a)	249,832	2,523,303
Republic Services, Inc.	211,752	8,040,223
		32,461,403
Construction & Engineering - 1.9%
EMCOR Group, Inc.	472,121	21,023,548
Fluor Corp.	107,709	8,282,822
Granite Construction, Inc.	80,520	2,897,110
Jacobs Engineering Group, Inc. (a)	88,776	4,729,985
Primoris Services Corp.	207,403	5,981,503
Quanta Services, Inc. (a)	509,551	17,620,274
		60,535,242
Electrical Equipment - 0.7%
Acuity Brands, Inc.	30,000	4,147,500
EnerSys	169,387	11,652,132
Regal-Beloit Corp.	76,561	6,014,632
		21,814,264
Industrial Conglomerates - 0.5%
Max India Ltd.	68,471	328,617
Roper Industries, Inc.	99,356	14,506,970
		14,835,587
Machinery - 6.2%
Caterpillar, Inc.	212,763	23,120,955
Crane Co.	6,200	461,032
Cummins, Inc.	80,757	12,459,998
IDEX Corp.	38,754	3,128,998
Illinois Tool Works, Inc.	117,493	10,287,687
Ingersoll-Rand PLC	218,572	13,662,936
ITT Corp.	379,315	18,245,052
Kennametal, Inc.	53,598	2,480,515
Manitowoc Co., Inc.	600,543	19,733,843
Mueller Industries, Inc.	122,140	3,592,137
Pentair PLC	45,608	3,289,249
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Rexnord Corp. (a)	200,795	$ 5,652,379
Snap-On, Inc.	125,700	14,897,964
SPX Corp.	150,758	16,313,523
Terex Corp.	112,000	4,603,200
Valmont Industries, Inc.	89,223	13,557,435
WABCO Holdings, Inc. (a)	173,900	18,575,998
Wabtec Corp.	106,540	8,799,139
Woodward, Inc.	115,639	5,802,765
		198,664,805
Professional Services - 1.2%
Dun & Bradstreet Corp.	129,884	14,313,217
Huron Consulting Group, Inc. (a)	211,940	15,009,591
Manpower, Inc.	73,074	6,200,329
Towers Watson & Co.	28,310	2,950,751
		38,473,888
Road & Rail - 1.8%
Con-way, Inc.	321,403	16,201,925
J.B. Hunt Transport Services, Inc.	47,500	3,504,550
Roadrunner Transportation Systems, Inc. (a)	56,940	1,600,014
Ryder System, Inc.	198,134	17,453,624
Saia, Inc. (a)	88,817	3,901,731
Swift Transporation Co. (a)	613,900	15,488,697
		58,150,541
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	91,808	4,204,806
Air Lease Corp. Class A	614,088	23,691,515
GATX Corp.	108,998	7,296,326
MRC Global, Inc. (a)	256,000	7,242,240
Now, Inc.	65,009	2,353,976
W.W. Grainger, Inc.	1,300	330,551
		45,119,414
TOTAL INDUSTRIALS		631,258,229
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	1,086,645	9,997,134
F5 Networks, Inc. (a)	175,155	19,519,273
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	813,605	$ 19,965,867
Riverbed Technology, Inc. (a)	1,109,100	22,880,733
		72,363,007
Electronic Equipment & Components - 4.2%
Arrow Electronics, Inc. (a)	438,523	26,491,174
Avnet, Inc.	219,237	9,714,391
CDW Corp.	760,728	24,252,009
Flextronics International Ltd. (a)	438,151	4,850,332
Ingram Micro, Inc. Class A (a)	410,500	11,990,705
Jabil Circuit, Inc.	173,900	3,634,510
Knowles Corp. (a)	102,100	3,138,554
Methode Electronics, Inc. Class A	197,300	7,538,833
TE Connectivity Ltd.	549,840	34,002,109
Trimble Navigation Ltd. (a)	187,500	6,928,125
		132,540,742
Internet Software & Services - 0.9%
Conversant, Inc. (a)	123,290	3,131,566
Google, Inc.:
Class A (a)	600	350,802
Class C (a)	31,714	18,244,430
IAC/InterActiveCorp	33,200	2,298,436
Tencent Holdings Ltd.	241,000	3,675,449
		27,700,683
IT Services - 7.2%
Alliance Data Systems Corp. (a)	63,605	17,888,906
Broadridge Financial Solutions, Inc.	235,154	9,791,813
Cognizant Technology Solutions Corp. Class A (a)	225,300	11,019,423
Computer Sciences Corp.	289,885	18,320,732
Euronet Worldwide, Inc. (a)	106,500	5,137,560
Fidelity National Information Services, Inc.	517,143	28,308,408
Fiserv, Inc. (a)	451,094	27,209,990
FleetCor Technologies, Inc. (a)	142,464	18,776,755
Genpact Ltd. (a)	308,243	5,403,500
Global Payments, Inc.	333,771	24,315,217
Sapient Corp. (a)	886,321	14,402,716
Total System Services, Inc.	602,447	18,922,860
Vantiv, Inc. (a)	139,400	4,686,628
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WEX, Inc. (a)	26,100	$ 2,739,717
Xerox Corp.	1,801,115	22,405,871
		229,330,096
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	167,000	3,765,850
Atmel Corp. (a)	1,403,800	13,153,606
Avago Technologies Ltd.	34,531	2,488,649
Broadcom Corp. Class A	495,500	18,392,960
Fairchild Semiconductor International, Inc. (a)	820,100	12,793,560
Freescale Semiconductor, Inc. (a)(d)	867,312	20,381,832
Marvell Technology Group Ltd.	441,300	6,323,829
Microchip Technology, Inc. (d)	194,752	9,505,845
NVIDIA Corp.	690,143	12,795,251
NXP Semiconductors NV (a)	510,628	33,793,361
PMC-Sierra, Inc. (a)	1,684,517	12,819,174
RF Micro Devices, Inc. (a)	2,303,000	22,085,770
Semtech Corp. (a)	235,000	6,145,250
Skyworks Solutions, Inc.	107,174	5,032,891
		179,477,828
Software - 4.7%
Activision Blizzard, Inc.	470,840	10,499,732
Cadence Design Systems, Inc. (a)	1,178,500	20,611,965
Electronic Arts, Inc. (a)	751,910	26,971,012
Fair Isaac Corp.	69,000	4,399,440
Intuit, Inc.	171,106	13,779,166
Parametric Technology Corp. (a)	438,773	17,024,392
Rovi Corp. (a)	742,255	17,784,430
Synopsys, Inc. (a)	526,700	20,446,494
Verint Systems, Inc. (a)	390,709	19,164,276
		150,680,907
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	494,567	13,026,895
SanDisk Corp.	21,500	2,245,245
Super Micro Computer, Inc. (a)	431,156	10,895,312
		26,167,452
TOTAL INFORMATION TECHNOLOGY		818,260,715
Common Stocks - continued
	Shares	Value
MATERIALS - 5.2%
Chemicals - 3.6%
Albemarle Corp.	206,242	$ 14,746,303
Ashland, Inc.	19,557	2,126,628
Cabot Corp.	203,800	11,818,362
CF Industries Holdings, Inc.	14,200	3,415,526
Cytec Industries, Inc.	235,103	24,784,558
Ferro Corp. (a)	562,004	7,058,770
Huntsman Corp.	159,700	4,487,570
LyondellBasell Industries NV Class A	106,720	10,421,208
Methanex Corp.	191,500	11,839,422
PolyOne Corp.	508,257	21,417,950
		112,116,297
Containers & Packaging - 0.7%
Packaging Corp. of America	320,171	22,889,025
Metals & Mining - 0.8%
B2Gold Corp. (a)	1,756,500	5,119,456
Constellium NV (a)	416,061	13,338,916
New Gold, Inc. (a)	1,077,200	6,834,398
		25,292,770
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	136,600	3,912,224
TOTAL MATERIALS		164,210,316
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	383,292	18,754,478
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	11,882	310,239
TOTAL TELECOMMUNICATION SERVICES		19,064,717
UTILITIES - 0.2%
Electric Utilities - 0.1%
ITC Holdings Corp.	45,800	1,670,784
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	109,608	$ 3,814,358
TOTAL UTILITIES		5,485,142
TOTAL COMMON STOCKS (Cost $2,575,244,428)		3,131,695,533
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,429,133
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,847,389
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,276,522
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.11% (b)	11,650,470	11,650,470
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	51,585,905	51,585,905
TOTAL MONEY MARKET FUNDS (Cost $63,236,375)		63,236,375
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,643,149,850)		3,201,208,430
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(20,866,080)
NET ASSETS - 100%		$ 3,180,342,350
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,429,133 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,117
Fidelity Securities Lending Cash Central Fund	104,704
Total	$ 111,821
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 457,306,252	$ 452,408,433	$ 4,897,819	$ -
Consumer Staples	97,297,300	97,297,300	-	-
Energy	278,836,821	278,836,820	1	-
Financials	318,689,064	316,259,931	2,429,133	-
Health Care	347,563,499	347,563,499	-	-
Industrials	631,258,229	631,258,229	-	-
Information Technology	818,260,715	818,260,715	-	-
Materials	164,210,316	164,210,316	-	-
Telecommunication Services	19,064,717	19,064,717	-	-
Utilities	5,485,142	5,485,142	-	-
Money Market Funds	63,236,375	63,236,375	-	-
Total Investments in Securities:	$ 3,201,208,430	$ 3,193,881,477	$ 7,326,953	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
Ireland	2.8%
Bermuda	2.2%
Netherlands	1.9%
Canada	1.8%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,708,822) - See accompanying schedule: Unaffiliated issuers (cost $2,579,913,475)	$ 3,137,972,055
Fidelity Central Funds (cost $63,236,375)	63,236,375
Total Investments (cost $2,643,149,850)		$ 3,201,208,430
Cash		80,564
Foreign currency held at value (cost $41,639)		41,623
Receivable for investments sold		104,453,748
Receivable for fund shares sold		3,201,154
Dividends receivable		2,294,775
Distributions receivable from Fidelity Central Funds		25,864
Other receivables		70,193
Total assets		3,311,376,351

Liabilities
Payable for investments purchased	$ 71,826,159
Payable for fund shares redeemed	4,712,642
Accrued management fee	1,446,157
Distribution and service plan fees payable	676,692
Other affiliated payables	714,475
Other payables and accrued expenses	71,971
Collateral on securities loaned, at value	51,585,905
Total liabilities		131,034,001

Net Assets		$ 3,180,342,350
Net Assets consist of:
Paid in capital		$ 2,264,810,661
Accumulated net investment loss		(1,718,242)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		359,190,552
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		558,059,379
Net Assets		$ 3,180,342,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,026,849,712 ÷ 47,890,031 shares)	$ 21.44

Maximum offering price per share (100/94.25 of $21.44)	$ 22.75
Class T: Net Asset Value and redemption price per share ($455,120,054 ÷ 21,529,210 shares)	$ 21.14

Maximum offering price per share (100/96.50 of $21.14)	$ 21.91
Class B: Net Asset Value and offering price per share ($29,488,931 ÷ 1,463,592 shares)A	$ 20.15

Class C: Net Asset Value and offering price per share ($302,215,044 ÷ 15,013,037 shares)A	$ 20.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,351,255,820 ÷ 61,827,627 shares)	$ 21.86

Class Z: Net Asset Value, offering price and redemption price per share ($15,412,789 ÷ 705,817 shares)	$ 21.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 15,263,203
Income from Fidelity Central Funds		111,821
Total income		15,375,024

Expenses
Management fee	$ 8,584,753
Transfer agent fees	3,840,698
Distribution and service plan fees	4,055,471
Accounting and security lending fees	462,579
Custodian fees and expenses	98,859
Independent trustees' compensation	6,224
Registration fees	88,483
Audit	40,524
Legal	2,993
Interest	1,949
Miscellaneous	13,434
Total expenses before reductions	17,195,967
Expense reductions	(141,132)	17,054,835
Net investment income (loss)		(1,679,811)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	371,419,667
Foreign currency transactions	8,163
Total net realized gain (loss)		371,427,830
Change in net unrealized appreciation (depreciation) on: Investment securities	(219,414,126)
Assets and liabilities in foreign currencies	632
Total change in net unrealized appreciation (depreciation)		(219,413,494)
Net gain (loss)		152,014,336
Net increase (decrease) in net assets resulting from operations		$ 150,334,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,679,811)	$ 1,120,352
Net realized gain (loss)	371,427,830	438,652,251
Change in net unrealized appreciation (depreciation)	(219,413,494)	436,419,675
Net increase (decrease) in net assets resulting from operations	150,334,525	876,192,278
Distributions to shareholders from net investment income	-	(1,289,944)
Distributions to shareholders from net realized gain	(53,411,693)	(369,932,739)
Total distributions	(53,411,693)	(371,222,683)
Share transactions - net increase (decrease)	(132,765,821)	148,580,983
Total increase (decrease) in net assets	(35,842,989)	653,550,578

Net Assets
Beginning of period	3,216,185,339	2,562,634,761
End of period (including accumulated net investment loss of $1,718,242 and accumulated net investment loss of $38,431, respectively)	$ 3,180,342,350	$ 3,216,185,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.07	(.05)	(.02)	-J
Net realized and unrealized gain (loss)	1.02	5.99	2.22	(1.83)	3.78	3.93
Total from investment operations	1.01	6.00	2.29	(1.88)	3.76	3.93
Distributions from net realized gain	(.35)	(2.65)	(.88)	-	(.03)	(.06)
Net asset value, end of period	$ 21.44	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Total ReturnB, C, D	4.95%	35.43%	14.41%	(10.50)%	26.56%	38.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.07%A	1.10%	1.15%	1.16%	1.16%	1.18%
Expenses net of all reductions	1.06%A	1.09%	1.13%	1.15%	1.15%	1.17%
Net investment income (loss)	(.07)%A	.06%	.38%	(.27)%	(.13)%	-%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026,850	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.03	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	1.00	5.92	2.20	(1.83)	3.76	3.91
Total from investment operations	.97	5.89	2.23	(1.91)	3.71	3.88
Distributions from net realized gain	(.35)	(2.60)	(.88)	-	(.03)	(.03)
Net asset value, end of period	$ 21.14	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Total ReturnB, C, D	4.82%	35.23%	14.16%	(10.74)%	26.31%	37.82%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30%A	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.30%A	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.29%A	1.31%	1.33%	1.34%	1.37%	1.41%
Net investment income (loss)	(.31)%A	(.16)%	.18%	(.46)%	(.34)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 455,120	$ 461,205	$ 388,598	$ 420,604	$ 523,899	$ 416,952
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	.96	5.67	2.12	(1.77)	3.66	3.83
Total from investment operations	.87	5.53	2.06	(1.94)	3.53	3.74
Distributions from net realized gain	(.35)	(2.45)	(.88)	-	(.03)	-
Net asset value, end of period	$ 20.15	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Total ReturnB, C, D	4.53%	34.42%	13.52%	(11.21)%	25.58%	37.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.91%	1.91%	1.91%	1.96%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.90%	1.91%	1.95%
Net investment income (loss)	(.90)%A	(.74)%	(.38)%	(1.02)%	(.88)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,489	$ 35,770	$ 43,996	$ 57,534	$ 83,330	$ 73,184
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.06)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	.95	5.67	2.13	(1.76)	3.67	3.83
Total from investment operations	.87	5.54	2.07	(1.93)	3.54	3.74
Distributions from net realized gain	(.35)	(2.51)	(.88)	-	(.03)	-
Net asset value, end of period	$ 20.13	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Total ReturnB, C, D	4.53%	34.47%	13.57%	(11.14)%	25.65%	37.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of fee waivers, if any	1.83%A	1.85%	1.88%	1.87%	1.88%	1.94%
Expenses net of all reductions	1.82%A	1.84%	1.86%	1.86%	1.88%	1.93%
Net investment income (loss)	(.83)%A	(.69)%	(.35)%	(.98)%	(.85)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 302,215	$ 301,398	$ 233,542	$ 258,215	$ 299,688	$ 217,164
Portfolio turnover rateG	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Income from Investment Operations
Net investment income (loss) D	.01	.06	.11	-H	.02	.03
Net realized and unrealized gain (loss)	1.04	6.09	2.26	(1.87)	3.82	3.98
Total from investment operations	1.05	6.15	2.37	(1.87)	3.84	4.01
Distributions from net investment income	-	(.02)	(.04)	-	-	-
Distributions from net realized gain	(.35)	(2.67)	(.88)	-	(.03)	(.09)
Total distributions	(.35)	(2.69)	(.92)	-	(.03)	(.09)
Net asset value, end of period	$ 21.86	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Total ReturnB, C	5.06%	35.81%	14.67%	(10.32)%	26.86%	38.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.88%A	.89%	.90%	.90%	.90%	.95%
Expenses net of fee waivers, if any	.88%A	.89%	.90%	.90%	.90%	.95%
Expenses net of all reductions	.87%A	.88%	.88%	.89%	.90%	.94%
Net investment income (loss)	.12%A	.28%	.63%	(.02)%	.13%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,351,256	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940	$ 535,875
Portfolio turnover rateF	166%A	134%	186%	80%	42%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.04	.04
Net realized and unrealized gain (loss)	1.04	2.26
Total from investment operations	1.08	2.30
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.35)	(2.44)
Total distributions	(.35)	(2.52)
Net asset value, end of period	$ 21.84	$ 21.11
Total ReturnB, C	5.21%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.65%A
Expenses net of fee waivers, if any	.64%A	.65%A
Expenses net of all reductions	.63%A	.64%A
Net investment income (loss)	.35%A	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,413	$ 12,172
Portfolio turnover rateF	166%A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 575,606,857
Gross unrealized depreciation	(22,673,846)
Net unrealized appreciation (depreciation) on securities and other investments	$ 552,933,011

Tax cost	$ 2,648,275,419

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,106,402)

The Fund acquired $5,106,402 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,577,128,764 and $2,788,553,030, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,280,907	$ 20,841
Class T	.25%	.25%	1,124,920	9,032
Class B	.75%	.25%	160,604	120,919
Class C	.75%	.25%	1,489,040	125,523
			$ 4,055,471	$ 276,315

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 92,447
Class T	15,425
Class B*	8,903
Class C*	5,607
$ 122,382

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,145,405.22
Class T	463,797.21
Class B	48,120.30
Class C	345,554.23
Institutional Class	1,834,911.28
Class Z	2,911.05
	$ 3,840,698

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,186 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,854,000.32%		$ 1,949

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,906 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $720,180. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $104,704, including $13,591 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $141,132 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013A
From net investment income
Institutional Class	-	1,249,112
Class Z	-	40,832
Total	$ -	$ 1,289,944
From net realized gain
Class A	$ 17,460,989	$ 125,442,051
Class T	7,772,294	52,991,988
Class B	609,076	4,308,484
Class C	5,374,677	34,687,156
Institutional Class	21,994,149	151,259,727
Class Z	200,508	1,243,333
Total	$ 53,411,693	$ 369,932,739

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Class A
Shares sold	2,943,219	7,210,037	$ 60,577,839	$ 143,776,708
Reinvestment of distributions	814,652	6,013,583	16,545,601	118,265,815
Shares redeemed	(7,804,648)	(14,639,553)	(160,505,565)	(290,306,598)
Net increase (decrease)	(4,046,777)	(1,415,933)	$ (83,382,125)	$ (28,264,075)
Class T
Shares sold	1,647,121	3,421,868	$ 33,424,720	$ 65,713,261
Reinvestment of distributions	370,447	2,594,670	7,423,733	50,391,644
Shares redeemed	(2,966,280)	(6,085,831)	(60,057,858)	(118,808,570)
Net increase (decrease)	(948,712)	(69,293)	$ (19,209,405)	$ (2,703,665)
Class B
Shares sold	10,517	52,062	$ 201,567	$ 993,754
Reinvestment of distributions	29,797	216,922	570,313	4,022,154
Shares redeemed	(398,928)	(1,104,943)	(7,714,604)	(20,537,133)
Net increase (decrease)	(358,614)	(835,959)	$ (6,942,724)	$ (15,521,225)
Class C
Shares sold	815,888	1,973,338	$ 15,776,001	$ 37,377,384
Reinvestment of distributions	254,334	1,679,447	4,862,883	31,189,689
Shares redeemed	(1,429,930)	(2,368,494)	(27,649,559)	(44,439,000)
Net increase (decrease)	(359,708)	1,284,291	$ (7,010,675)	$ 24,128,073
Institutional Class
Shares sold	7,298,933	15,290,294	$ 153,000,071	$ 308,652,024
Reinvestment of distributions	987,816	7,025,405	20,427,898	140,724,124
Shares redeemed	(9,147,132)	(14,242,562)	(192,352,689)	(291,398,892)
Net increase (decrease)	(860,383)	8,073,137	$ (18,924,720)	$ 157,977,256
Class Z
Shares sold	181,611	526,962	$ 3,804,315	$ 12,000,131
Reinvestment of distributions	9,710	63,857	200,508	1,284,165
Shares redeemed	(61,996)	(14,327)	(1,300,995)	(319,677)
Net increase (decrease)	129,325	576,492	$ 2,703,828	$ 12,964,619

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPZ-USAN-0814
1.9585886.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2014